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                         UNAUDITED FINANCIAL STATEMENTS









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                                The Fairmont Fund

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                                  June 30, 2000




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================================================================================
The Fairmont Fund
================================================================================

                                                         Schedule of Investments
                                                       June 30, 2000 (unaudited)
--------------------------------------------------------------------------------
 Shares/Principal Amount                          Market Value       % of Assets
--------------------------------------------------------------------------------

 COMMON STOCKS
 Advertising Agencies
     1,600 Grey Advertising, Inc.                     832,000              8.86%
                                                     --------

 Beauty Shops
    20,000 Regis Corp.                                250,000              2.66%
                                                     --------

 Book Stores
    20,000 Barnes and Noble, Inc.*                    445,000              4.74%
                                                     --------

 Business Services
    30,000 Online Resources & Communications*         193,125              2.05%
                                                     --------

 Cable and Other Pay Television Services
    10,000 Comcast Corp. CL A Special Non-Vtg*        405,000              4.31%
                                                     --------

 Computer Processing and Data Preparation Services
    10,000 S1 Corp. *                                 233,125              2.48%
                                                     --------

 Computer Programming
    20,000 At Home Corp.*                             415,000              4.42%
                                                     --------

 Electronic Components
    15,000 Adaptec, Inc.*                             341,250              3.63%
                                                     --------

 Funeral Services and Crematories
    50,000 Service Corp. Int'l.*                      159,375              1.70%
                                                     --------

 Help Supply Services
    75,000 Butler International, Inc. *               637,500              6.79%
                                                     --------

 Hotels and Motels
    70,000 Hilton Hotels Corp.                        656,250              6.99%
                                                     --------

 Motor Vehicle Parts and Accessories
     5,000 Arvin Industries, Inc.                      86,875              0.92%
                                                     --------

 National Commercial Banks
    20,000 Compass Bancshares, Inc.                   341,250
    25,000 First Tennessee National Corp.             414,063
    10,000 Union Planters Corp.                       279,375
                                                     --------
                                                    1,034,688             11.01%
 Nursing and Personal Care Facilities
    20,000 Sunrise Assisted Living, Inc. *            370,000              3.94%
                                                     --------

 Personal Credit Institutions
     5,000 Capital One Financial                      223,125              2.37%
                                                     --------

 Pharmaceutical Preparations
    16,000 Novartis AG                                640,000              6.81%
                                                     --------

 Prepackaged Software
    20,000 Novell, Inc. *                             185,000
    10,000 PeopleSoft, Inc.*                          167,500
                                                     --------
                                                      352,500              3.75%
 Radio and Television Broadcasting
     2,000 Qualcomm, Inc.*                            120,000              1.28%
                                                     --------

 Radio, Television, and Consumer Electronic Stores
     5,000 Circuit City Stores, Inc.                  165,938              1.77%
                                                     --------

 Real Estate Investment Trusts
     5,000 Felcor Lodging Trust, Inc.                  92,500
    20,000 RFS Hotel Investors, Inc.                  235,000
                                                     --------
                                                      327,500              3.49%
 Security Brokers, Dealers, and Flotation Companies
     5,000 Donaldson Lufkin & Jenrette                212,187              2.26%
                                                     --------

 Semiconductors and Related Devices
     5,000 Texas Instruments, Inc.                    343,437              3.66%
                                                     --------

 Telephone and Telegraph Apparatus
     5,000 Science Dynamics Corp.*                     57,810              0.61%
                                                     --------

 Testing Laboratories
    20,000 Quintiles Transnational Corp.*             282,500              3.01%
                                                     --------

 Truck Rental and Leasing, Without Drivers
    80,000 Budget Group, Inc.*                        330,000              3.51%
                                                     --------             ------

           Total Stocks (Cost $8,996,307)           9,114,185             97.02%

 Bank  Repurchase  Agreements
   with Firstar NA of Cincinnati,
   issued 6-30-00 due 7-1-00,
   fully collateralized GNMA 5.79%
   due 2002                                           480,437              5.11%
                                                     --------             ------

           Total Investments (Cost $9,476,744)      9,594,622            102.14%

           Other Assets Less Liabilities             (200,836)           (2.14)%
                                                     --------

           Net Assets                               9,393,786            100.00%
                                                    =========            =======

================================================================================
The Fairmont Fund
================================================================================

Statement of Assets and Liabilities
     June 30, 2000 (unaudited)

Assets:
     Investment Securities at Market Value (Note 2)                $   9,594,622
          (Cost $9,476,744)
     Receivables:
          Dividends and Interest                                           9,944
          Investment Securities Sold                                     159,291
                                                                      ----------
               Total Assets                                            9,763,857

Liabilities
     Accrued Expenses (Note 3)                                            15,646
      Payables:
           Investment Securities Purchased                               349,425
           Shares Redemed                                                  5,000
                                                                      ----------
               Total Liabilities                                         370,071
                                                                      ----------
Net Assets                                                         $   9,393,786
                                                                      ==========
Net Assets Consist of:
     Capital Paid In (Note 8)                                         10,866,655
     Accumulated Undistributed Net Investment Loss                      (35,872)
     Accumulated Realized Loss on Investments - Net (Note 6)         (1,554,875)
     Unrealized Appreciation on Investments (Note 5)                     117,878
                                                                      ----------

Net Assets, for 474,745 Shares Outstanding                         $   9,393,786
                                                                      ==========
Net Asset Value, Offering Price and Redemption Price
     Per Share ($9,393,786/474,745 shares)                         $       19.79
                                                                      ==========

================================================================================
 The Fairmont Fund
================================================================================

 Statement of Operations
 For the six months ended June 30, 2000 (unaudited)

 Investment Income: (Note 2)
     Dividends                                                     $      68,308
     Interest                                                              9,298
                                                                      ----------
          Total Investment Income                                         77,606
                                                                      ----------
Expenses
     Management Fees (Note 3)                                            113,478
                                                                      ----------
          Total Expenses                                                 113,478
                                                                      ----------
                Net Investment Loss                                     (35,872)

Realized and Unrealized Loss on Investments: (Note 2)
     Realized Loss on Investments                                    (1,475,061)
     Change Unrealized Appreciation on Investments                     (734,083)
                                                                      ----------
          Net Realized and Unrealized Loss on Investments            (2,209,144)
                                                                      ----------

                Net Decrease in Net Assets from Operations         $ (2,245,016)
                                                                      ==========

================================================================================
The Fairmont Fund
================================================================================

Statement of Changes in Net Assets
   (unaudited)                                           1/01/00         1/01/99
                                                           to              to
                                                         6/30/00        12/31/99
From Operations:
   Net Investment Loss                                $  (35,872)       (17,679)
   Net Realized Gain (Loss) on Investments            (1,475,061)     1,206,359
   Net Unrealized Depreciation on Investments           (734,083)    (3,339,684)
                                                      -----------
       Decrease in Net Assets from Operations         (2,245,016)    (2,151,004)
                                                      -----------
From Distributions to Shareholders: (Note 4)
   Net Investment Income                                       0              0
   Net Realized Gains from Security Transactions               0       (141,259)
                                                      -----------   ------------
       Net Distributions                                       0       (141,259)
                                                      -----------   ------------
From Capital Share Transactions: (Note 2)
   Proceeds From Sale of Shares                           55,044        479,685
   Shares Issued on Reinvestment of Dividends                  0        135,040
   Cost of Shares Redeemed                            (3,449,350)    (7,128,568)
                                                      -----------   ------------
       Net Decrease from Capital Share Transactions   (3,394,306)    (6,513,843)
                                                      -----------   ------------

           Net Decrease in Net Assets                 (5,639,322)    (8,806,106)

Net Assets at Beginning of Period                     15,033,108     23,839,214
                                                      -----------   ------------

Net Assets at End of Period                          $ 9,393,786   $ 15,033,108
                                                      ===========   ============

Share Transactions:
   Issued                                                  2,609         19,494
   Reinvested                                               -             5,679
     Redeemed                                           (159,910)      (298,576)
                                                      -----------   ------------
Net increase (decrease) in shares                       (157,301)      (273,403)
Shares outstanding beginning of period                   632,046        905,449
                                                      -----------   ------------
Shares outstanding end of period                         474,745        632,046
                                                      ===========   ============

================================================================================
 The Fairmont Fund
================================================================================

Financial Highlights (unaudited)
 Selected data for a share outstanding throughoutthe period:
                                             1/01/00           1/01/99           1/01/98           1/01/97           1/01/96
                                               to                to                to                to                to
                                             6/30/00          12/31/99          12/31/98          12/31/97          12/31/96
Net Asset Value -
     Beginning of Period                 $     23.78       $     26.33       $     27.68       $     26.45       $     27.02
Net Investment Income                          (0.03)            (0.49)            (0.27)            (0.16)            (0.10)
Net Gains or Losses on Securities
     (realized and unrealized)                 (3.96)            (1.83)            (1.08)             4.20              2.67
                                               ------            ------            ------            ------            ------
Total from Investment Operations               (3.99)            (2.32)            (1.35)             4.04              2.57
Dividends
     (from net investment income)               0.00              0.00              0.00              0.00              0.00
Distributions (from capital gains)              0.00              0.23              0.00              2.81              3.14
Return of Capital                               0.00              0.00              0.00              0.00              0.00
                                               ------            ------            ------            ------            ------
     Total Distributions                        0.00              0.23              0.00              2.81              3.14
Net Asset Value -
     End of Period                       $     19.79       $     23.78       $     26.33       $     27.68       $     26.45
                                          ===========       ===========       ===========       ===========       ===========

Total Return                                  (16.78)%           (8.83)%           (4.88)%           15.27 %            9.52 %
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)   $     9,394       $    15,033       $    23,839       $    31,856       $    30,731


Ratio of Expenses to Average Net Assets         1.91%*            1.77 %            1.68 %            1.63 %            1.66 %
Ratio of Net Income to Average Net Assets       (.60)%*          (0.10)%           (0.18)%           (0.57)%           (0.59)%
Portfolio Turnover Rate                         5.05*             2.61              3.42              1.83              2.37

*Annualized

                                The Fairmont Fund

                          Notes to Financial Statements
                                   (Unaudited)

                                  June 30, 2000

(1)  Organization

     The Fairmont Fund (The Fund) is a no-load, diversified series of The Camelot Funds, formerly The Fairmont Fund Trust (The Trust), which is a Kentucky business trust and an open-end investment company registered under the Investment Company Act of 1940. The Fund was established under a Declaration of Trust dated December 29, 1980 and began offering its shares publicly on September 2, 1981. The Fund's objective is capital appreciation which it seeks to achieve by investing in equity securities that its Adviser believes are undervalued.

 (2) Summary of Significant Accounting Policies

     (a) Valuation of Investment Securities - Purchases and sales of securities are recorded on a trade date basis. Portfolio securities which are traded on stock exchanges or in the over-the-counter markets are valued at the last sale price as of 4:00 P.M. Eastern time on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Fixed income securities are valued by using market quotations, or independent pricing services which use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     (b) Gains and Losses on Investment Securities - Gains and losses from sales of investments are calculated on the "identified cost" method. Upon disposition of a portion of the investment in a particular security, it is The Fund's general practice to first select for sale those securities which qualify for long-term capital gain or loss treatment for tax purposes.

     (c) Repurchase Agreements - The Fund may acquire repurchase agreements from banks or security dealers (the Seller) which the Board of Trustees and the Adviser have determined creditworthy. The Seller of the repurchase agreement is required to maintain the value of collateral at not less than the repurchase price, including accrued interest. Securities pledged as collateral for repurchase agreements are held by The Fund's custodian in the Federal Reserve/Treasury book-entry system.

     (d) Capital Shares - The Fund records purchases of its capital shares at the daily net asset value next determined after receipt of a shareholder's check or wire and application in proper form. Redemptions are recorded at the net asset value next determined following receipt of a shareholder's written request in proper form.

     (e) Estimates and Assumptions - The preparation of financial statements in conformity with generally accepted accounting principles requires The Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(3)  Investment Advisory Agreement, Commissions and Related Party Transactions

     The Investment Advisory Agreement (the Agreement) provides that The Sachs Company (the Adviser) will pay all of The Trust's operating expenses, excluding brokerage fees and commissions, taxes, interest and extraordinary expenses. Under the terms of the Agreement, The Fund pays the Adviser a fee at the rate of 2% of the first $10,000,000 of average daily net assets, 1-1/2% of the next $20,000,000, and 1% of the average daily net assets over $30,000,000. The management fee is accrued daily and paid monthly. The Adviser received management fees of $113,478 for the six months ended June 30, 2000.

                                The Fairmont Fund

                          Notes to Financial Statements
                                   (Unaudited)

                                  June 30, 2000

     Morton H. Sachs, a trustee of The Fund, is the president and sole shareholder of the Adviser. The Adviser, as a registered broker-dealer of securities, effected substantially all of the investment portfolio transactions for The Fund. For this service the Adviser received commissions of $124,285 for the six months ended June 30, 2000.

     Certain officers and/or Trustees of The Fund are officers of the Adviser.

(4)  Distributions to Shareholders

       No distributions to shareholders were made in six months ended June 30, 2000. The following is a summary of distributions for the year ended December 31, 1999.

  Date Declared     Paid In Cash     Reinvested     Total     Per Share Amount
December 31, 1999      $6,219         $135,040    $141,259        $0.23

(5)  Investments

For the six months ended June 30, 2000, the cost of purchases and proceeds from sales of investments, other than temporary cash investments, were $29,014,137 and $32,759,021 respectively.

Following is information regarding unrealized appreciation (depreciation) and aggregate cost of securities based upon federal income tax cost at June 30, 2000. The difference between book cost and tax cost consists of wash sales in the amount of $161,924.
                                                                       Tax Cost
Aggregate gross unrealized appreciation for
     all securities with value in excess of cost.................$      959,485

Aggregate gross unrealized depreciation for
     all securities with cost in excess of value..................  ( 1,003,531)
                                                                    ------------

Net unrealized appreciation......................................$      (44,046)
                                                                    ============

Aggregate cost of securities.....................................$    9,158,231
                                                                    ============

(6)  Income Taxes

It is The Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute substantially all of its income to shareholders. Therefore no tax provision is required.

 (7) There are no reportable financial instruments which have any off-balance sheet risk as of June 30, 2000.

(8) At June 30, 2000 an indefinite number of capital shares (no par value) were authorized, and paid-in capital amounted to $10,866,655. Transactions in capital shares were as follows:

         Shares sold.....................................        2,609
         Shares redeemed.................................  (   159,910)
                                                             ----------
         Net decrease....................................  (   157,301)
                                                             ==========

        Shares outstanding:
                  Beginning of period....................      632,046
                                                             ==========
                  Ending of period.......................      474,745
                                                             ==========

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                                Board of Trustees
                                 Morton H. Sachs
                               Jennifer S. Dobbins
                               Maurice J. Buchart
                                  Jane W. Hardy
                              Boyce F. Martin, III


                               Investment Adviser
                                The Sachs Company
                              1346 South Third St.
                              Louisville, KY 40208


                             Dividend Paying Agent,
                         Shareholders' Servicing Agent,
                                 Transfer Agent
                           Mutual Shareholder Services
                           1301 E. 9th St., Suite 1005
                              Cleveland, Ohio 44114


                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                     Counsel
                              Donald S. Mendelsohn
                       Brown, Cummins & Brown Co., L.P.A.
                                3500 Carew Tower
                                 441 Vine Street
                              Cincinnati, OH 45202


                              Independent Auditors
                        McCurdy & Associates CPA's, Inc.
                                27955 Clemens Rd
                              Westlake, Ohio 44145